Intangible Assets, Net (Details) - Schedule of intangible assets net ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Schedule of intangible assets net [Abstract]
Software and operating system	¥ 6,267	$ 971	¥ 4,427
Less: Accumulated amortization	(4,668)	(723)	(4,064)
Intangible asset, net	¥ 1,599	$ 248	¥ 363